Trade and other payables (Details 1) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Trade and other payables
Operational expenses	$ 1,343,340	$ 71,953
Professional and other fees	205,851	473,225
Accrued interest	409,193	409,193
Accrued liabilities	$ 1,958,384	$ 954,371